AB Bond Fund, Inc.

All Market Real Return Portfolio

Consolidated Portfolio of Investments

July 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 74.0%
Real Estate – 33.9%
Diversified Real Estate Activities – 2.4%
Daito Trust Construction Co., Ltd.	19,100	$2,244,057
Mitsubishi Estate Co., Ltd.	150,600	2,362,450
Mitsui Fudosan Co., Ltd.	504,500	11,798,871
New World Development Co., Ltd.	835,750	3,962,090
Sumitomo Realty & Development Co., Ltd.	50,600	1,649,216
Sun Hung Kai Properties Ltd.	486,000	6,952,406
UOL Group Ltd.	329,700	1,771,996

		30,741,086

Diversified REITs – 2.8%
Alexander & Baldwin, Inc.	112,690	2,256,054
Broadstone Net Lease, Inc.	80,450	2,093,309
Cofinimmo SA	12,250	1,979,615
Daiwa House REIT Investment Corp.	1,179	3,510,232
Essential Properties Realty Trust, Inc.	198,070	5,902,486
Fibra Uno Administracion SA de CV	991,230	1,078,558
Growthpoint Properties Ltd.	1,440,142	1,449,849
ICADE	26,520	2,424,185
Land Securities Group PLC	297,780	2,930,863
LondonMetric Property PLC	676,760	2,337,985
Merlin Properties Socimi SA	362,400	4,064,692
Stockland	1,597,376	5,166,100

		35,193,928

Health Care REITs – 2.1%
Medical Properties Trust, Inc.	304,350	6,400,481
Omega Healthcare Investors, Inc.	120,176	4,359,985
Physicians Realty Trust	178,296	3,378,709
Welltower, Inc.	144,410	12,543,453

		26,682,628

Hotel & Resort REITs – 0.7%
Apple Hospitality REIT, Inc.	150,250	2,246,237
Park Hotels & Resorts, Inc.(a)	235,610	4,358,785
RLJ Lodging Trust	155,140	2,226,259

		8,831,281

Industrial REITs – 5.0%
Americold Realty Trust	125,390	4,871,401
Ascendas Real Estate Investment Trust	1,088,200	2,504,212
Dream Industrial Real Estate Investment Trust	331,324	4,262,384
GLP J-Reit	1,693	3,032,446
Industrial & Infrastructure Fund Investment Corp.(b)	1,353	2,622,494
Mitsui Fudosan Logistics Park, Inc.(b)	403	2,255,521
Plymouth Industrial REIT, Inc.	54,286	1,252,921
Prologis, Inc.	192,621	24,663,193
Rexford Industrial Realty, Inc.	91,090	5,603,857
Segro PLC	358,812	6,065,444
STAG Industrial, Inc.(b)	152,240	6,290,557

		63,424,430

Company	Shares	U.S. $ Value

Office REITs – 2.8%
Alexandria Real Estate Equities, Inc.	50,191	$10,105,456
alstria office REIT-AG	182,980	3,871,345
Cousins Properties, Inc.	157,275	6,246,963
Daiwa Office Investment Corp.	284	2,049,066
Japan Prime Realty Investment Corp.	525	2,053,398
Kilroy Realty Corp.	61,240	4,242,095
Nippon Building Fund, Inc.	670	4,329,974
Orix JREIT, Inc.	664	1,266,967
True North Commercial Real Estate Investment Trust	146,620	890,814

		35,056,078

Real Estate Development – 1.8%
China Resources Land Ltd.	1,284,000	4,290,945
CIFI Holdings Group Co., Ltd.	8,058,000	4,859,648
Emaar Properties PJSC	1,560,120	1,686,405
Instone Real Estate Group AG(c)	88,019	2,725,166
Megaworld Corp.	17,716,000	983,958
Midea Real Estate Holding Ltd.(b) (c)	2,554,000	4,320,294
Times China Holdings Ltd.	4,535,000	4,288,813

		23,155,229

Real Estate Operating Companies – 2.9%
ADLER Group SA(c)	138,380	3,358,575
Aroundtown SA	584,280	4,573,200
CA Immobilien Anlagen AG	64,239	2,827,918
Central Pattana PCL	421,300	602,452
CTP NV(a) (c)	118,359	2,385,804
Fastighets AB Balder - Class B(a) (b)	70,280	4,849,919
Hulic Co., Ltd.	176,200	2,004,581
LEG Immobilien SE	35,330	5,583,789
Shurgard Self Storage SA	36,080	1,934,042
SM Prime Holdings, Inc.	1,497,400	943,068
Swire Properties Ltd.	661,000	1,879,987
TAG Immobilien AG	122,620	4,066,616
Wharf Real Estate Investment Co., Ltd.	236,000	1,332,900

		36,342,851

Real Estate Services – 0.0%
FirstService Corp.	2,117	394,316

Residential REITs – 5.8%
American Campus Communities, Inc.	112,580	5,663,900
American Homes 4 Rent - Class A	158,720	6,666,240
Bluerock Residential Growth REIT, Inc.	80,910	1,033,221
Comforia Residential REIT, Inc.(b)	685	2,188,927
Daiwa Securities Living Investments Corp.	2,130	2,338,532
Equity Residential	5,540	466,080
Essex Property Trust, Inc.	28,400	9,318,040
Independence Realty Trust, Inc.	277,370	5,347,693
Invitation Homes, Inc.	178,360	7,255,685
Killam Apartment Real Estate Investment Trust	296,860	4,925,458
Mid-America Apartment Communities, Inc.	41,200	7,955,720
Minto Apartment Real Estate Investment Trust(c)	135,080	2,658,075
Sun Communities, Inc.	51,497	10,099,077
UDR, Inc.	141,580	7,785,484

		73,702,132

Company	Shares	U.S. $ Value

Retail REITs – 3.8%
AEON REIT Investment Corp.(b)	1,201	$1,747,196
Brixmor Property Group, Inc.	292,130	6,724,833
CapitaLand Integrated Commercial Trust	2,464,760	3,905,597
Eurocommercial Properties NV	113,155	2,838,543
Link REIT	579,901	5,541,736
Mercialys SA	154,538	1,871,983
NETSTREIT Corp.	107,516	2,790,040
Retail Opportunity Investments Corp.	60,710	1,072,746
Simon Property Group, Inc.	90,222	11,414,887
SITE Centers Corp.	388,100	6,155,266
Vicinity Centres(b)	3,799,030	4,341,105

		48,403,932

Specialized REITs – 3.8%
CubeSmart	129,690	6,440,405
Digital Realty Trust, Inc.	80,440	12,400,630
EPR Properties	84,920	4,271,476
Equinix, Inc.	4,880	4,003,601
MGM Growth Properties LLC - Class A	122,436	4,628,081
National Storage Affiliates Trust	70,580	3,823,319
Public Storage	19,490	6,090,235
Safestore Holdings PLC	284,590	4,177,328
VICI Properties, Inc.(b)	13,957	435,319
Weyerhaeuser Co.	39,071	1,317,865

		47,588,259

		429,516,150

Materials – 9.4%
Aluminum – 0.3%
Alcoa Corp.(a)	100,611	4,039,532

Commodity Chemicals – 0.5%
Beijing Sanju Environmental Protection and New Material Co., Ltd.(a)	489,585	438,732
Corteva, Inc.	81,000	3,465,180
Ecopro Co., Ltd.	4,872	305,297
Guangzhou Tinci Materials Technology Co., Ltd.	17,240	270,544
Kuraray Co., Ltd.	32,400	300,853
LG Chem Ltd.	250	183,626
Mitsubishi Chemical Holdings Corp.	64,200	538,696
Mitsui Chemicals, Inc.	23,500	749,389
W-Scope Corp.(a) (b)	30,200	212,227

		6,464,544

Construction Materials – 0.7%
Breedon Group PLC(a)	1,388,180	2,080,078
Buzzi Unicem SpA	112,630	2,977,157
CSR Ltd.	50,702	207,985
Fletcher Building Ltd.	420,820	2,240,742
Grupo Cementos de Chihuahua SAB de CV	210,117	1,712,180

		9,218,142

Copper – 0.4%
Antofagasta PLC	37,328	775,050
First Quantum Minerals Ltd.	114,263	2,447,185
Lundin Mining Corp.	160,851	1,465,915
OZ Minerals Ltd.	63,874	1,082,910

		5,771,060

Company	Shares	U.S. $ Value

Diversified Chemicals – 0.1%
Daicel Corp.	46,400	$385,359
Kemira Oyj	20,672	348,375
LANXESS AG	9,180	664,847

		1,398,581

Diversified Metals & Mining – 2.7%
Anglo American PLC	215,752	9,560,826
BHP Group Ltd.	13,630	535,370
China Molybdenum Co., Ltd.	507,000	371,094
Ganfeng Lithium Co., Ltd.	10,200	309,335
GEM Co., Ltd.	148,700	276,096
Glencore PLC(a)	2,280,824	10,243,522
MMC Norilsk Nickel PJSC (ADR)	55,974	1,931,103
Nanjing Hanrui Cobalt Co., Ltd.	19,900	273,403
Orocobre Ltd.(a) (b)	194,045	1,173,953
Rio Tinto PLC	105,404	8,953,058
Zhejiang Huayou Cobalt Co., Ltd.	14,300	291,632

		33,919,392

Fertilizers & Agricultural Chemicals – 0.2%
CF Industries Holdings, Inc.	42,440	2,005,290

Gold – 1.3%
Agnico Eagle Mines Ltd.	113,166	7,320,958
AngloGold Ashanti Ltd.	189,391	3,792,319
Barrick Gold Corp.	138,570	3,016,669
Northern Star Resources Ltd.	123,964	923,677
Regis Resources Ltd.	520,854	981,731
St. Barbara Ltd.	632,957	819,494

		16,854,848

Industrial Gases – 0.1%
Air Liquide SA	2,295	399,120
Air Products and Chemicals, Inc.	1,273	370,481
Linde PLC	1,142	351,039

		1,120,640

Paper Packaging – 0.1%
Sealed Air Corp.	18,350	1,041,363
Smurfit Kappa Group PLC	8,487	478,785

		1,520,148

Paper Products – 0.5%
Stora Enso Oyj - Class R	205,540	4,070,037
Suzano SA(a)	243,500	2,527,921

		6,597,958

Precious Metals & Minerals – 0.1%
Industrias Penoles SAB de CV(a)	51,032	715,403

Company	Shares	U.S. $ Value

Specialty Chemicals – 0.8%
Albemarle Corp.	2,491	$513,246
Beijing Easpring Material Technology Co., Ltd.	23,100	239,718
Chr Hansen Holding A/S	1,455	130,859
Covestro AG(c)	28,751	1,852,174
Danimer Scientific, Inc.(a) (b)	13,103	218,558
Ecolab, Inc.	1,590	351,120
Evonik Industries AG	68,524	2,382,587
IMCD NV	2,064	357,613
Johnson Matthey PLC	5,874	242,798
Koninklijke DSM NV	1,696	341,882
Livent Corp.(a)	17,090	333,426
Novozymes A/S - Class B	2,491	195,705
Shanghai Putailai New Energy Technology Co., Ltd.	11,960	237,603
Shenzhen Capchem Technology Co., Ltd.	14,800	262,073
Sika AG	1,552	546,723
Symrise AG	808	119,139
Umicore SA	18,176	1,128,125
Wacker Chemie AG	2,794	411,008

		9,864,357

Steel – 1.6%
APERAM SA	65,641	4,113,795
ArcelorMittal SA	153,762	5,370,203
Commercial Metals Co.	17,386	570,261
Evraz PLC	190,089	1,624,096
Fortescue Metals Group Ltd.	56,754	1,037,043
Steel Dynamics, Inc.	10,373	668,540
Vale SA (Sponsored ADR) - Class B	325,920	6,850,838

		20,234,776

		119,724,671

Energy – 8.9%
Integrated Oil & Gas – 7.2%
BP PLC	3,265,510	13,107,839
Chevron Corp.	117,562	11,968,987
Exxon Mobil Corp.	101,334	5,833,798
LUKOIL PJSC (Sponsored ADR)	39,499	3,392,569
OMV AG	29,704	1,603,831
PetroChina Co., Ltd. - Class H	14,658,000	6,123,259
Petroleo Brasileiro SA (Preference Shares)	931,400	4,812,360
Repsol SA	526,694	5,768,832
Royal Dutch Shell PLC - Class A	29,099	584,918
Royal Dutch Shell PLC - Class B	1,465,716	28,961,334
TotalEnergies SE	207,234	9,036,793

		91,194,520

Oil & Gas Equipment & Services – 0.3%
Baker Hughes Co. - Class A	16,135	342,707
Subsea 7 SA	317,810	2,544,432

		2,887,139

Oil & Gas Exploration & Production – 0.8%
Aker BP ASA	143,733	3,871,994
Canadian Natural Resources Ltd.	12,123	400,051
EOG Resources, Inc.	76,091	5,543,990
Pioneer Natural Resources Co.	3,684	535,543

		10,351,578

Company	Shares	U.S. $ Value

Oil & Gas Refining & Marketing – 0.5%
ENEOS Holdings, Inc.	1,004,700	$4,220,336
Gevo, Inc.(a) (b)	43,094	262,442
Idemitsu Kosan Co., Ltd.	15,500	364,868
Neste Oyj	1,952	119,991
Parkland Corp./Canada(b)	18,397	585,560
Renewable Energy Group, Inc.(a)	6,624	405,720
Valero Energy Corp.	5,972	399,945
VERBIO Vereinigte BioEnergie AG	3,923	212,510

		6,571,372

Oil & Gas Storage & Transportation – 0.1%
Cheniere Energy, Inc.(a)	18,064	1,534,175

		112,538,784

Capital Goods – 3.4%
Aerospace & Defense – 0.0%
Hexcel Corp.(a)	7,998	435,251
Huntington Ingalls Industries, Inc.	302	61,950

		497,201

Agricultural & Farm Machinery – 0.1%
Lindsay Corp.	2,932	471,143
Toro Co. (The)	1,935	220,087

		691,230

Building Products – 0.5%
A O Smith Corp.	5,831	410,094
Carrier Global Corp.	26,541	1,466,390
Cie de Saint-Gobain	21,048	1,504,474
Johnson Controls International PLC	5,276	376,812
Kingspan Group PLC	3,314	360,377
Lennox International, Inc.	967	318,559
Masco Corp.	14,923	891,052
Nibe Industrier AB	19,819	236,837
Owens Corning	6,392	614,655
ROCKWOOL International A/S	406	215,434
Xinyi Glass Holdings Ltd.	186,000	695,149

		7,089,833

Construction & Engineering – 0.1%
Arcosa, Inc.	11,826	647,592
Shimizu Corp.	121,700	896,265

		1,543,857

Construction & Farm Machinery & Heavy Trucks – 0.2%
Cummins, Inc.	1,960	454,916
Volvo AB - Class B	70,053	1,651,973

		2,106,889

Company	Shares	U.S. $ Value

Electrical Components & Equipment – 1.2%
ABB Ltd.	5,670	$207,286
Acuity Brands, Inc.	9,444	1,656,289
Advent Technologies Holdings, Inc.(a)	42,513	331,176
AFC Energy PLC(a) (b)	321,441	243,508
Amara Raja Batteries Ltd.	24,729	240,076
Ballard Power Systems, Inc.(a)	27,088	438,584
Camel Group Co., Ltd.	156,700	340,194
Ceres Power Holdings PLC(a)	16,291	228,308
Contemporary Amperex Technology Co., Ltd.	2,700	231,714
EnerSys	6,135	605,279
Eve Energy Co., Ltd.	13,900	243,680
First Solar, Inc.(a)	7,040	605,722
FuelCell Energy, Inc.(a) (b)	34,267	216,910
Gotion High-tech Co., Ltd.(a)	35,600	302,294
GS Yuasa Corp.	9,400	241,495
Hubbell, Inc.	2,569	514,982
Legrand SA	2,902	327,043
Nexans SA	2,646	253,257
nVent Electric PLC	17,696	559,371
Plug Power, Inc.(a) (b)	12,720	347,002
PowerCell Sweden AB(a) (b)	7,487	164,617
Prysmian SpA	34,880	1,250,565
Rockwell Automation, Inc.	6,711	2,063,096
Schneider Electric SE	2,250	376,849
Signify NV(c)	7,719	432,409
SMA Solar Technology AG	5,644	295,379
Sunrun, Inc.(a) (b)	10,019	530,706
Vertiv Holdings Co.	57,410	1,609,776

		14,857,567

Heavy Electrical Equipment – 0.3%
Bloom Energy Corp.(a) (b)	12,075	263,235
CS Wind Corp.	3,857	276,184
ITM Power PLC(a) (b)	40,510	230,716
Ming Yang Smart Energy Group Ltd.	105,700	354,071
NARI Technology Co., Ltd.	59,760	291,060
NEL ASA(a)	86,841	165,848
Nordex SE(a)	20,206	388,610
Siemens Energy AG(a)	18,619	506,527
Siemens Gamesa Renewable Energy SA(a)	12,173	339,491
TPI Composites, Inc.(a)	7,154	280,008
Unison Co., Ltd./South Korea(a)	88,644	272,779
Vestas Wind Systems A/S	4,531	167,078
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H(b)	179,400	337,100

		3,872,707

Industrial Conglomerates – 0.1%
General Electric Co.	42,840	554,778
Honeywell International, Inc.	766	179,083
Roper Technologies, Inc.	884	434,345

		1,168,206

Company	Shares	U.S. $ Value

Industrial Machinery – 0.7%
Chart Industries, Inc.(a)	2,798	$434,949
China Conch Venture Holdings Ltd.	42,500	154,949
Energy Recovery, Inc.(a)	13,761	291,045
Evoqua Water Technologies Corp.(a)	8,616	284,414
GEA Group AG	7,747	343,505
John Bean Technologies Corp.	3,088	452,639
Kurita Water Industries Ltd.	2,000	97,137
McPhy Energy SA(a)	8,944	180,747
Mitsubishi Heavy Industries Ltd.	11,300	326,493
Mueller Industries, Inc.	10,881	472,235
NGK Insulators Ltd.	18,000	288,267
Pentair PLC	5,592	411,963
Rexnord Corp.	7,833	441,233
Snap-on, Inc.	7,402	1,613,488
SPX Corp.(a)	7,922	528,081
Techtronic Industries Co., Ltd.	99,500	1,774,312
Trane Technologies PLC	1,421	289,330
Watts Water Technologies, Inc.	3,034	457,406
Xylem, Inc./NY	1,304	164,108

		9,006,301

Trading Companies & Distributors – 0.2%
Fastenal Co.	3,187	174,552
United Rentals, Inc.(a)	1,422	468,620
WW Grainger, Inc.	3,997	1,776,986

		2,420,158

		43,253,949

Utilities – 2.3%
Electric Utilities – 0.8%
Acciona SA	1,776	272,284
Avangrid, Inc.(b)	9,743	508,000
Contact Energy Ltd.	34,704	197,261
Enel SpA	635,847	5,859,665
Exelon Corp.	8,645	404,586
Iberdrola SA	33,948	408,564
Infratil Ltd.	13,573	69,140
NextEra Energy, Inc.	2,954	230,117
NRG Energy, Inc.	18,068	745,124
Orsted AS(c)	1,578	234,049
Red Electrica Corp. SA	11,242	222,690
SSE PLC(b)	8,668	173,789
Terna SpA	31,710	251,663
Verbund AG	2,490	229,677

		9,806,609

Gas Utilities – 0.1%
UGI Corp.	37,546	1,726,740

Independent Power and Renewable Electricity Producers – 0.7%
Albioma SA	8,614	344,207
Atlantica Sustainable Infrastructure PLC(b)	12,261	487,497
Azure Power Global Ltd.(a) (b)	14,847	386,764
Boralex, Inc.	16,147	508,250
Brookfield Renewable Corp.	10,343	438,889
China Longyuan Power Group Corp Ltd.	158,000	295,881
EDP Renovaveis SA	116,816	2,743,744

Company	Shares	U.S. $ Value

Energix-Renewable Energies Ltd.	75,452	$297,337
Enlight Renewable Energy Ltd.(a)	123,304	275,636
Falck Renewables SpA	36,200	248,747
Innergex Renewable Energy, Inc.(b)	30,412	530,187
Meridian Energy Ltd.	58,462	212,562
Neoen SA(a) (c)	4,519	195,975
NextEra Energy Partners LP	5,960	462,079
Omega Geracao SA(a)	24,600	170,605
Ormat Technologies, Inc.	5,479	382,106
RENOVA, Inc.(a)	4,300	194,084
Solaria Energia y Medio Ambiente SA(a)	12,091	233,579
Terna Energy SA	22,284	299,466
TransAlta Renewables, Inc.	32,490	572,143
Xinyi Energy Holdings Ltd.(b)	450,000	289,115

		9,568,853

Independent Power Producers & Energy Traders – 0.2%
AES Corp. (The)	15,652	370,952
Cia Energetica de Sao Paulo (Preference Shares)	48,600	217,607
Clearway Energy, Inc.	17,694	476,853
Drax Group PLC	73,396	411,143
ERG SpA	9,698	302,875
Guangxi Guiguan Electric Power Co., Ltd.	247,000	188,155
Northland Power, Inc.(b)	14,825	520,230

		2,487,815

Multi-Utilities – 0.2%
Algonquin Power & Utilities Corp.	30,279	482,484
E.ON SE	31,796	390,884
National Grid PLC	22,138	283,059
RWE AG	14,623	519,930
United Utilities Group PLC	13,938	207,530
Veolia Environnement SA	4,534	148,704

		2,032,591

Water Utilities – 0.3%
Aguas Andinas SA	1,492,956	303,555
American States Water Co.	4,314	381,012
American Water Works Co., Inc.	2,213	376,453
Beijing Enterprises Water Group Ltd.(a)	812,000	298,066
California Water Service Group	6,567	411,620
Cia de Saneamento Basico do Estado de Sao Paulo	44,400	302,294
Guangdong Investment Ltd.	218,000	305,043
Middlesex Water Co.	2,882	293,215
Pennon Group PLC	14,807	262,743
Severn Trent PLC	4,503	175,039
SJW Group	7,901	544,616

		3,653,656

		29,276,264

Company	Shares	U.S. $ Value

Software & Services – 2.0%
Application Software – 0.5%
Adobe, Inc.(a)	2,328	$1,447,154
Autodesk, Inc.(a)	375	120,424
Cadence Design Systems, Inc.(a)	4,775	705,029
Citrix Systems, Inc.	8,337	839,953
Constellation Software, Inc./Canada	664	1,063,608
Dropbox, Inc. - Class A(a)	33,792	1,064,110
Fair Isaac Corp.(a)	1,197	627,120
Intuit, Inc.	770	408,077

		6,275,475

Data Processing & Outsourced Services – 0.1%
Visa, Inc. - Class A	2,621	645,788
Western Union Co. (The) - Class W	46,591	1,081,377

		1,727,165

Internet Services & Infrastructure – 0.1%
GDS Holdings Ltd. (ADR)(a)	14,210	837,822

IT Consulting & Other Services – 0.4%
Accenture PLC - Class A	4,144	1,316,466
EPAM Systems, Inc.(a)	3,628	2,030,955
Gartner, Inc.(a)	1,884	498,751
International Business Machines Corp.	3,640	513,094

		4,359,266

Systems Software – 0.9%
Microsoft Corp.	24,032	6,846,957
Oracle Corp.	27,380	2,385,893
ServiceNow, Inc.(a)	3,001	1,764,258
Trend Micro, Inc./Japan	15,200	791,359

		11,788,467

		24,988,195

Food Beverage & Tobacco – 1.5%
Agricultural Products – 0.2%
Archer-Daniels-Midland Co.	9,134	545,483
Bunge Ltd.	20,333	1,578,451
Darling Ingredients, Inc.(a)	7,161	494,610

		2,618,544

Brewers – 0.1%
Kirin Holdings Co., Ltd.	37,800	691,392

Packaged Foods & Meats – 1.0%
a2 Milk Co., Ltd. (The)(a) (b)	46,381	201,658
Beyond Meat, Inc.(a) (b)	2,366	290,308
Danone SA	3,419	251,479
Glanbia PLC	17,666	303,275
Hershey Co. (The)	10,698	1,913,658
Hormel Foods Corp.	9,311	431,844
JBS SA	71,900	442,451
Kellogg Co.	13,139	832,487
Kerry Group PLC - Class A	1,779	263,792
Marfrig Global Foods SA	81,800	307,992
Minerva SA/Brazil	129,600	223,206
Mowi ASA	146,006	3,720,200
Nestle SA	9,789	1,239,578

Company	Shares	U.S. $ Value

Pilgrim’s Pride Corp.(a)	30,758	$681,290
Sanderson Farms, Inc.	2,932	547,815
Sao Martinho SA	35,600	219,208
Tyson Foods, Inc. - Class A	21,774	1,555,970
WH Group Ltd.(b) (c)	232,500	192,642

		13,618,853

Tobacco – 0.2%
Altria Group, Inc.	7,407	355,832
Philip Morris International, Inc.	18,721	1,873,785

		2,229,617

		19,158,406

Pharmaceuticals & Biotechnology – 1.4%
Biotechnology – 0.2%
AbbVie, Inc.	15,841	1,842,308
Amgen, Inc.	1,804	435,738
Horizon Therapeutics PLC(a)	2,038	203,841
Jinyu Bio-Technology Co., Ltd.	72,000	198,126

		2,680,013

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. - Class A(a)	2,240	1,656,502
Eurofins Scientific SE	1,992	238,268
Mettler-Toledo International, Inc.(a)	1,188	1,750,768
Sartorius Stedim Biotech	2,208	1,260,423
Waters Corp.(a)	2,920	1,138,245

		6,044,206

Pharmaceuticals – 0.7%
Bayer AG	7,969	474,785
Elanco Animal Health, Inc.(a)	16,362	596,722
Eli Lilly & Co.	10,358	2,522,173
Johnson & Johnson	2,954	508,679
Merck & Co., Inc.	10,945	841,342
Novo Nordisk A/S - Class B	7,557	699,561
Pfizer, Inc.	44,957	1,924,609
Sumitomo Dainippon Pharma Co., Ltd.	4,800	83,114
Takeda Pharmaceutical Co., Ltd.	35,300	1,175,014
Zoetis, Inc.	2,167	439,251

		9,265,250

		17,989,469

Semiconductors & Semiconductor Equipment – 1.2%
Semiconductor Equipment – 0.6%
Applied Materials, Inc.	15,640	2,188,505
ASML Holding NV	3,667	2,802,995
Enphase Energy, Inc.(a)	1,815	344,124
GCL-Poly Energy Holdings Ltd.(a) (d) (e)	208,000	48,482
KLA Corp.	495	172,339
Lam Research Corp.	594	378,622
Meyer Burger Technology AG(a)	314,377	162,777
Sino-American Silicon Products, Inc.	32,000	217,068
SolarEdge Technologies, Inc.(a)	1,487	385,847
Teradyne, Inc.	3,500	444,500
Xinyi Solar Holdings Ltd.	160,000	322,283

		7,467,542

Company	Shares	U.S. $ Value

Semiconductors – 0.6%
Advanced Micro Devices, Inc.(a)	10,505	$1,115,526
Broadcom, Inc.	1,384	671,794
Canadian Solar, Inc.(a) (b)	11,500	462,875
Cree, Inc.(a)	3,648	338,388
Flat Glass Group Co., Ltd.(b)	79,722	356,514
LONGi Green Energy Technology Co., Ltd. - Class A	17,080	228,308
NVIDIA Corp.	4,256	829,877
NXP Semiconductors NV	6,887	1,421,408
QUALCOMM, Inc.	8,843	1,324,681
STMicroelectronics NV	29,606	1,218,398
SunPower Corp.(a) (b)	13,250	328,203

		8,295,972

		15,763,514

Media & Entertainment – 1.2%
Interactive Home Entertainment – 0.2%
Electronic Arts, Inc.	10,165	1,463,353
Nintendo Co., Ltd.	1,600	822,565

		2,285,918

Interactive Media & Services – 0.8%
Alphabet, Inc. - Class A(a)	984	2,651,418
Alphabet, Inc. - Class C(a)	1,224	3,310,210
Facebook, Inc. - Class A(a)	11,929	4,250,303

		10,211,931

Movies & Entertainment – 0.2%
Netflix, Inc.(a)	4,318	2,234,867

		14,732,716

Retailing – 1.0%
Automotive Retail – 0.0%
Blink Charging Co.(a) (b)	9,750	336,668

Department Stores – 0.1%
Next PLC(a)	10,977	1,202,460

General Merchandise Stores – 0.1%
Target Corp.	1,863	486,336

Home Improvement Retail – 0.2%
Home Depot, Inc. (The)	8,893	2,918,593
Lowe’s Cos., Inc.	375	72,259

		2,990,852

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.(a)	1,429	4,755,126
eBay, Inc.	4,797	327,203
HelloFresh SE(a)	18,062	1,693,121
Zalando SE(a) (c)	7,928	880,898

		7,656,348

		12,672,664

Company	Shares	U.S. $ Value

Banks – 1.0%
Diversified Banks – 0.6%
Banco Bilbao Vizcaya Argentaria SA(a)	74,336	$475,860
Bank of America Corp.	26,243	1,006,682
BNP Paribas SA	7,798	475,515
Commonwealth Bank of Australia	4,009	293,892
Danske Bank A/S	27,661	484,787
ING Groep NV	34,238	439,297
JPMorgan Chase & Co.	14,992	2,275,486
National Bank of Canada	10,831	828,993
Societe Generale SA	58,169	1,703,520

		7,984,032

Regional Banks – 0.4%
Citizens Financial Group, Inc.	12,726	536,528
Fifth Third Bancorp	31,108	1,128,910
Mebuki Financial Group, Inc.	379,300	811,781
SVB Financial Group(a)	3,176	1,746,673

		4,223,892

		12,207,924

Consumer Durables & Apparel – 0.9%
Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,106	885,538
Pandora A/S	13,635	1,763,782

		2,649,320

Consumer Electronics – 0.0%
Panasonic Corp.	17,000	205,276

Homebuilding – 0.6%
Construtora Tenda SA	187,200	806,201
Corp. GEO SAB de CV Series B(a) (d) (e)	1,321	0
Desarrolladora Homex SAB de CV(a)	1,590	2
Installed Building Products, Inc.	2,520	302,400
MRV Engenharia e Participacoes SA	203,700	560,852
Persimmon PLC	64,050	2,583,624
PulteGroup, Inc.	60,220	3,304,271
Urbi Desarrollos Urbanos SAB de CV(a)	9	6

		7,557,356

Household Appliances – 0.1%
Electrolux AB - Class B(b)	63,484	1,667,303

		12,079,255

Technology Hardware & Equipment – 0.9%
Electronic Components – 0.0%
Samsung SDI Co., Ltd.	242	156,220

Company	Shares	U.S. $ Value

Electronic Equipment & Instruments – 0.1%
Itron, Inc.(a)	5,534	$545,763
Landis+Gyr Group AG(a)	5,245	415,131

		960,894

Technology Distributors – 0.2%
Arrow Electronics, Inc.(a)	14,757	1,749,737
CDW Corp./DE	3,054	559,951

		2,309,688

Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc.	56,425	8,230,151

		11,656,953

Diversified Financials – 0.9%
Asset Management & Custody Banks – 0.2%
Apollo Global Management, Inc.(b)	24,922	1,466,909
EQT AB	7,629	367,734

		1,834,643

Consumer Finance – 0.1%
Ally Financial, Inc.	20,154	1,035,109
Capital One Financial Corp.	4,468	722,476

		1,757,585

Financial Exchanges & Data – 0.1%
Moody’s Corp.	2,736	1,028,736

Investment Banking & Brokerage – 0.2%
Goldman Sachs Group, Inc. (The)	3,757	1,408,424
Raymond James Financial, Inc.	7,595	983,401

		2,391,825

Mortgage REITs – 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	6,477	367,893

Multi-Sector Holdings – 0.2%
Industrivarden AB	10,865	433,512
Investor AB	20,461	506,707
Kinnevik AB(a)	29,760	1,297,411

		2,237,630

Other Diversified Financial Services – 0.1%
M&G PLC	436,551	1,366,946

		10,985,258

Health Care Equipment & Services – 0.8%
Health Care Distributors – 0.1%
AmerisourceBergen Corp. - Class A	12,304	1,503,180
McKesson Corp.	2,580	525,881

		2,029,061

Health Care Equipment – 0.2%
Abbott Laboratories	7,632	923,319
ABIOMED, Inc.(a)	809	264,656
Danaher Corp.	1,852	550,952

Company	Shares	U.S. $ Value

IDEXX Laboratories, Inc.(a)	540	$366,406
ResMed, Inc.	1,956	531,641
Sonova Holding AG	877	344,341

		2,981,315

Health Care Supplies – 0.1%
Align Technology, Inc.(a)	1,197	832,872

Health Care Technology – 0.2%
Cerner Corp.	18,226	1,465,188
Veeva Systems, Inc. - Class A(a)	1,935	643,794

		2,108,982

Managed Health Care – 0.2%
Humana, Inc.	1,808	769,955
Molina Healthcare, Inc.(a)	7,297	1,992,154

		2,762,109

		10,714,339

Consumer Services – 0.6%
Casinos & Gaming – 0.1%
Aristocrat Leisure Ltd.	14,629	448,308
La Francaise des Jeux SAEM(c)	7,443	397,916

		846,224

Hotels, Resorts & Cruise Lines – 0.2%
Hilton Grand Vacations, Inc.(a)	60,130	2,445,487

Leisure Facilities – 0.1%
Planet Fitness, Inc.(a)	13,700	1,030,651

Restaurants – 0.2%
Chipotle Mexican Grill, Inc. - Class A(a)	711	1,324,906
Dine Brands Global, Inc.(a)	13,990	1,083,805
Domino’s Pizza Enterprises Ltd.	5,096	438,461
Domino’s Pizza, Inc.	373	196,008

		3,043,180

Specialized Consumer Services – 0.0%
WW International, Inc.(a)	11,255	345,979

		7,711,521

Transportation – 0.5%
Air Freight & Logistics – 0.1%
Kuehne & Nagel International AG	5,206	1,756,156

Highways & Railtracks – 0.3%
Transurban Group(b)	394,235	4,158,307

Marine – 0.1%
AP Moller - Maersk A/S - Class B	37	102,683
Nippon Yusen KK	11,500	621,368

		724,051

		6,638,514

Company	Shares	U.S. $ Value

Commercial & Professional Services – 0.5%
Diversified Support Services – 0.1%
CIFI Ever Sunshine Services Group Ltd.(b) (c)	560,120	$1,119,417

Environmental & Facilities Services – 0.3%
Aker Carbon Capture AS(a)	83,033	183,890
Casella Waste Systems, Inc. - Class A(a)	6,121	421,002
Clean Harbors, Inc.(a)	5,858	556,510
Ecopro HN Co., Ltd.(a)	5,104	474,347
Republic Services, Inc. - Class A	4,575	541,497
Tetra Tech, Inc.	3,904	521,262
TOMRA Systems ASA	2,856	165,040
Waste Management, Inc.	2,892	428,768

		3,292,316

Human Resource & Employment Services – 0.1%
Robert Half International, Inc.	19,694	1,934,148

		6,345,881

Insurance – 0.5%
Life & Health Insurance – 0.5%
CNP Assurances	86,225	1,465,668
iA Financial Corp., Inc.	13,895	768,702
Manulife Financial Corp.	18,434	356,387
MetLife, Inc.	26,688	1,539,898
Prudential Financial, Inc.	17,970	1,802,031

		5,932,686

Multi-line Insurance – 0.0%
Aviva PLC	39,207	210,567

		6,143,253

Automobiles & Components – 0.5%
Auto Parts & Equipment – 0.3%
Aisin Corp.	39,500	1,599,114
BorgWarner, Inc.	7,709	377,587
Exide Industries Ltd.	80,467	193,225
Lear Corp.	4,250	743,665
Magna International, Inc. - Class A (Canada)	8,374	702,084
Tianneng Power International Ltd.(b)	188,000	360,728

		3,976,403

Automobile Manufacturers – 0.2%
Nissan Motor Co., Ltd.(a)	162,300	941,963
Tesla, Inc.(a)	1,462	1,004,686

		1,946,649

		5,923,052

Telecommunication Services – 0.3%
Integrated Telecommunication Services – 0.2%
Infrastrutture Wireless Italiane SpA(c)	198,890	2,246,696
Telenor ASA	31,169	541,161

		2,787,857

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.1%
Softbank Corp.	33,400	$436,244

		3,224,101

Industrials – 0.2%
Machinery – 0.2%
AGCO Corp.	3,100	409,541
CNH Industrial NV	37,446	625,257
Deere & Co.	4,484	1,621,369

		2,656,167

Food & Staples Retailing – 0.1%
Food Retail – 0.1%
Kroger Co. (The)	36,154	1,471,468

Information Technology – 0.1%
Technology Hardware, Storage & Peripherals – 0.1%
NetApp, Inc.	12,834	1,021,458

Household & Personal Products – 0.0%
Personal Products – 0.0%
BellRing Brands, Inc.(a)	14,047	464,534

Total Common Stocks (cost $793,147,795)		938,858,460

INVESTMENT COMPANIES – 3.0%
Funds and Investment Trusts – 3.0%(f)
iShares MSCI Global Metals & Mining Producers ETF(b)	280,076	13,289,606
VanEck Vectors Agribusiness ETF	54,379	4,989,817
VanEck Vectors Gold Miners ETF	215,430	7,522,816
Vanguard Global ex-U.S. Real Estate ETF	104,040	6,075,936
Vanguard Real Estate ETF(b)	60,720	6,453,929

Total Investment Companies (cost $28,607,410)		38,332,104

SHORT-TERM INVESTMENTS – 18.9%
Investment Companies – 18.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $239,240,924)	239,240,924	239,240,924

Total Investments Before Security Lending Collateral for Securities Loaned – 95.9% (cost $1,060,996,129)		1,216,431,488

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(f) (g) (h) (cost $12,100,844)	12,100,844	12,100,844

Total Investments – 96.8% (cost $1,073,096,973)(i)		1,228,532,332
Other assets less liabilities – 3.2%		39,990,398

Net Assets – 100.0%		$1,268,522,730

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	405	November 2021	$29,597,400	$925,222
Cattle Feeder Futures	91	September 2021	7,361,900	(18,487)
Cocoa Futures	114	March 2022	2,783,880	64,020
Coffee Robusta Futures	197	November 2021	3,547,970	348,319
Coffee ‘C’ Futures	162	December 2021	11,083,838	300,462
Copper Futures	193	December 2021	21,497,788	(135,453)
Corn Futures	579	December 2021	15,784,987	(51,399)
Cotton No. 2 Futures	162	March 2022	7,214,670	3,079
Gasoline RBOB Futures	163	December 2021	14,262,957	473,758
Gold 100 OZ Futures	212	December 2021	38,524,640	(182,865)
KC HRW Wheat Futures	177	December 2021	6,055,612	567,228
Lean Hogs Futures	177	February 2022	5,945,430	(243,614)
Live Cattle Futures	155	February 2022	8,506,400	8,455
LME Lead Futures	132	November 2021	15,483,600	920,706
LME Primary Aluminum Futures	27	September 2021	1,751,625	70,618
LME Primary Aluminum Futures	349	November 2021	22,580,300	1,127,619
LME Zinc Futures	169	November 2021	12,795,412	67,049
Low Sulphur Gasoil Futures	188	January 2022	11,388,100	291,057
Natural Gas Futures	208	November 2021	8,496,800	65,054
Natural Gas Futures	756	December 2021	31,366,440	(568,142)
NY Harbor ULSD Futures	105	December 2021	9,642,906	301,247
Platinum Futures	95	October 2021	4,979,900	(403,225)
S&P 500 E-Mini Futures	133	September 2021	29,190,175	1,199,226
Silver Futures	124	September 2021	15,839,140	(1,046,517)
Soybean Futures	29	November 2021	1,956,413	(73,626)
Soybean Futures	215	January 2022	14,558,187	(1,028,787)
Soybean Meal Futures	265	December 2021	9,378,350	(977,784)
Soybean Oil Futures	431	December 2021	16,302,144	3,803,439
Sugar 11 (World) Futures	103	September 2021	2,066,097	(48,079)
Sugar 11 (World) Futures	461	February 2022	9,515,778	214,482
Wheat Futures (CBT)	335	December 2021	11,942,750	666,336
WTI Crude Futures	536	December 2021	37,948,800	1,250,159
Sold Contracts
Lean Hogs Futures	57	October 2021	2,006,970	64,076
LME Lead Futures	2	November 2021	234,600	(12,799)
LME Primary Aluminum Futures	27	September 2021	1,751,625	(111,631)
LME Primary Aluminum Futures	6	November 2021	388,200	(19,107)
LME Zinc Futures	59	November 2021	4,467,037	(112,986)
MSCI Emerging Markets Futures	48	September 2021	3,066,480	232,221
Natural Gas Futures	217	August 2021	8,493,380	(97,639)

				$7,831,692

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	257,719	USD	33,242	08/13/2021	$77,511
Bank of America, NA	JPY	1,010,451	USD	9,275	08/19/2021	63,826
Bank of America, NA	JPY	279,941	USD	2,527	08/19/2021	(25,137)
Bank of America, NA	CZK	210,944	USD	9,836	09/17/2021	30,557
Bank of America, NA	DKK	14,922	USD	2,377	10/13/2021	(5,465)
Bank of America, NA	CNY	8,716	USD	1,339	09/16/2021	(4,226)
Bank of America, NA	EUR	4,785	USD	5,685	11/08/2021	(2,505)
Bank of America, NA	CHF	3,969	USD	4,372	08/05/2021	(9,689)
Bank of America, NA	CAD	3,688	USD	2,941	09/24/2021	(14,825)
Bank of America, NA	EUR	2,490	USD	3,037	08/03/2021	83,487
Bank of America, NA	USD	8,699	EUR	7,345	08/03/2021	14,969
Bank of America, NA	CHF	2,764	EUR	2,564	08/03/2021	(10,128)
Bank of America, NA	USD	5,929	CHF	5,436	08/05/2021	71,551
Bank of America, NA	USD	1,310	SEK	11,288	10/13/2021	2,276
Bank of America, NA	USD	5,040	PEN	19,807	09/16/2021	(163,159)
Bank of America, NA	USD	2,878	NOK	25,151	10/13/2021	(30,914)
Bank of America, NA	USD	2,951	CZK	63,285	09/17/2021	(9,167)
Bank of America, NA	USD	27,845	SEK	241,657	08/18/2021	230,185
Bank of America, NA	USD	28,721	RUB	2,144,514	09/30/2021	319,209
Bank of America, NA	USD	1,921	COP	7,381,058	09/16/2021	(21,802)
Barclays Bank PLC	PLN	25,421	USD	6,553	09/17/2021	(46,270)
Barclays Bank PLC	MYR	79,438	USD	19,212	09/23/2021	499,501
Barclays Bank PLC	CHF	11,961	USD	13,033	08/18/2021	(175,557)
Barclays Bank PLC	USD	1,241	EUR	1,019	08/03/2021	(32,230)
Barclays Bank PLC	USD	32,107	MYR	132,889	09/23/2021	(802,405)
Barclays Bank PLC	USD	1,134	ZAR	16,373	09/16/2021	(22,216)
Barclays Bank PLC	USD	8,974	TWD	250,475	10/21/2021	17,126
Barclays Bank PLC	USD	2,921	HUF	888,766	09/17/2021	15,874
Barclays Bank PLC	USD	2,918	IDR	42,890,722	10/15/2021	27,694
BNP Paribas SA	KRW	4,956,127	USD	4,278	10/28/2021	(15,104)
BNP Paribas SA	HUF	4,130,309	USD	13,980	09/17/2021	333,517
BNP Paribas SA	CLP	2,320,276	USD	3,040	09/16/2021	(13,299)
BNP Paribas SA	NZD	34,358	USD	23,816	08/18/2021	(119,703)
BNP Paribas SA	NZD	2,066	USD	1,437	10/15/2021	(1,648)
BNP Paribas SA	AUD	1,937	USD	1,504	08/25/2021	82,759
BNP Paribas SA	USD	5,598	SGD	7,463	08/19/2021	(89,984)
BNP Paribas SA	USD	15,834	CAD	20,198	08/18/2021	355,109
BNP Paribas SA	USD	2,283	TWD	63,914	10/21/2021	11,159
BNP Paribas SA	USD	8,827	NOK	78,956	08/18/2021	110,676
BNP Paribas SA	USD	1,217	JPY	134,496	08/19/2021	9,331
Brown Brothers Harriman & Co.	SGD	7,704	USD	5,653	08/19/2021	(32,710)
Citibank, NA	COP	52,033,701	USD	13,567	09/16/2021	180,949
Citibank, NA	CLP	2,387,316	USD	3,166	09/16/2021	23,772
Citibank, NA	INR	295,665	USD	3,925	10/08/2021	(20,909)
Citibank, NA	EUR	6,862	USD	8,192	08/03/2021	52,158
Citibank, NA	GBP	2,132	USD	2,974	08/26/2021	10,411
Citibank, NA	USD	3,471	GBP	2,465	08/26/2021	(44,549)
Citibank, NA	USD	3,011	EUR	2,479	08/03/2021	(70,315)
Citibank, NA	USD	3,018	SGD	4,098	08/19/2021	6,737
Citibank, NA	USD	1,521	ILS	4,943	09/30/2021	9,383
Citibank, NA	USD	6,098	CNY	39,743	09/16/2021	28,110
Citibank, NA	USD	4,408	SEK	37,709	10/13/2021	(25,288)
Citibank, NA	USD	28,414	INR	2,140,449	10/08/2021	151,367
Citibank, NA	USD	5,911	CLP	4,431,826	09/16/2021	(78,618)
Citibank, NA	USD	1,974	COP	7,660,085	09/16/2021	(3,109)
Credit Suisse International	CNY	53,562	USD	8,245	09/16/2021	(10,985)
Credit Suisse International	USD	12,120	SEK	105,082	08/18/2021	87,914
Credit Suisse International	USD	5,480	CZK	117,423	09/17/2021	(21,787)
Deutsche Bank AG	BRL	69,078	USD	13,488	08/03/2021	224,395
Deutsche Bank AG	USD	13,940	BRL	69,078	08/03/2021	(676,479)
Goldman Sachs Bank USA	BRL	69,078	USD	13,488	08/03/2021	224,935
Goldman Sachs Bank USA	AUD	36,662	USD	26,913	08/18/2021	6,728

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	CHF	2,718	USD	2,958	08/05/2021	$(41,983)
Goldman Sachs Bank USA	EUR	2,484	USD	2,960	08/03/2021	12,589
Goldman Sachs Bank USA	USD	4,293	CHF	3,883	08/05/2021	(5,646)
Goldman Sachs Bank USA	USD	12,630	BRL	65,439	09/02/2021	(116,514)
Goldman Sachs Bank USA	USD	13,488	BRL	69,078	08/03/2021	(224,395)
Goldman Sachs Bank USA	USD	14,766	PHP	750,114	10/21/2021	173,000
HSBC Bank USA	ILS	9,888	USD	3,031	09/30/2021	(29,083)
HSBC Bank USA	EUR	9,706	USD	11,907	08/03/2021	392,826
HSBC Bank USA	GBP	9,298	USD	12,717	08/18/2021	(208,435)
HSBC Bank USA	USD	5,926	EUR	4,831	08/03/2021	(195,508)
HSBC Bank USA	USD	5,781	SGD	7,704	08/19/2021	(95,408)
HSBC Bank USA	USD	16,772	HKD	130,379	08/13/2021	5,245
JPMorgan Chase Bank, NA	USD	4,328	CAD	5,413	09/24/2021	10,546
JPMorgan Chase Bank, NA	USD	3,455	CHF	3,106	08/05/2021	(26,318)
JPMorgan Chase Bank, NA	USD	1,831	JPY	203,071	08/19/2021	19,843
Morgan Stanley Capital Services, Inc.	CLP	634,926	USD	838	09/16/2021	2,599
Morgan Stanley Capital Services, Inc.	JPY	352,516	USD	3,239	08/19/2021	25,589
Morgan Stanley Capital Services, Inc.	PEN	42,803	USD	10,760	09/16/2021	221,162
Morgan Stanley Capital Services, Inc.	CNY	29,051	USD	4,433	09/16/2021	(44,552)
Morgan Stanley Capital Services, Inc.	MYR	49,238	USD	11,869	09/23/2021	270,266
Morgan Stanley Capital Services, Inc.	ZAR	21,291	USD	1,427	09/16/2021	(17,735)
Morgan Stanley Capital Services, Inc.	CHF	4,003	USD	4,474	08/05/2021	55,294
Morgan Stanley Capital Services, Inc.	CAD	1,582	USD	1,269	09/24/2021	1,319
Morgan Stanley Capital Services, Inc.	USD	1,845	AUD	2,381	08/25/2021	(97,252)
Morgan Stanley Capital Services, Inc.	USD	812	NOK	7,108	10/13/2021	(7,859)
Morgan Stanley Capital Services, Inc.	USD	12,848	MYR	53,147	09/23/2021	(327,760)
Morgan Stanley Capital Services, Inc.	USD	1,477	CLP	1,118,593	09/16/2021	(4,579)
Morgan Stanley Capital Services, Inc.	USD	1,474	ZAR	21,223	09/16/2021	(33,230)
Morgan Stanley Capital Services, Inc.	USD	4,577	CZK	98,428	09/17/2021	(1,576)
Morgan Stanley Capital Services, Inc.	USD	1,998	JPY	219,911	08/19/2021	7,122
Natwest Markets PLC	ZAR	148,493	USD	10,674	09/16/2021	595,367
Natwest Markets PLC	MYR	17,851	USD	4,313	09/23/2021	108,321
Natwest Markets PLC	AUD	2,929	USD	2,218	08/25/2021	67,670
Natwest Markets PLC	EUR	1,391	USD	1,665	08/03/2021	15,246
Natwest Markets PLC	USD	1,146	EUR	965	08/03/2021	(1,091)
Natwest Markets PLC	USD	1,248	CNY	8,135	09/16/2021	5,500
Natwest Markets PLC	USD	4,086	JPY	449,946	08/19/2021	15,659
Societe Generale	SEK	73,449	USD	8,534	10/13/2021	(2,555)
Societe Generale	GBP	1,318	USD	1,842	08/26/2021	9,787
Societe Generale	USD	5,229	SEK	45,002	10/13/2021	1,565
Standard Chartered Bank	KRW	11,925,312	USD	10,383	10/28/2021	52,973
Standard Chartered Bank	TWD	618,132	USD	22,179	10/21/2021	(8,970)
Standard Chartered Bank	USD	2,338	CNY	15,197	09/16/2021	4,507
Standard Chartered Bank	USD	10,043	PHP	506,555	10/21/2021	44,956
Standard Chartered Bank	USD	4,934	JPY	539,935	08/18/2021	(11,291)
Standard Chartered Bank	USD	4,332	KRW	4,956,127	10/28/2021	(39,040)
State Street Bank & Trust Co.	THB	501,032	USD	15,327	10/07/2021	87,582
State Street Bank & Trust Co.	THB	166,820	USD	5,061	10/07/2021	(12,950)
State Street Bank & Trust Co.	JPY	175,660	USD	1,614	08/19/2021	12,186
State Street Bank & Trust Co.	EUR	16,795	USD	19,955	11/08/2021	(6,516)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CNY	24,940	USD	3,825	09/16/2021	$(19,117)
State Street Bank & Trust Co.	EUR	4,929	USD	5,827	08/03/2021	(20,392)
State Street Bank & Trust Co.	CHF	2,669	USD	2,945	08/05/2021	(1,150)
State Street Bank & Trust Co.	EUR	1,095	USD	1,300	08/03/2021	1,023
State Street Bank & Trust Co.	NZD	174	USD	121	10/15/2021	(202)
State Street Bank & Trust Co.	EUR	16	USD	19	11/08/2021	33
State Street Bank & Trust Co.	USD	1	AUD	1	08/25/2021	(49)
State Street Bank & Trust Co.	USD	5	ZAR	69	09/16/2021	(276)
State Street Bank & Trust Co.	USD	2,946	CHF	2,684	08/05/2021	17,230
State Street Bank & Trust Co.	USD	1,401	EUR	1,180	08/03/2021	(1,223)
State Street Bank & Trust Co.	USD	178	HKD	1,380	08/19/2021	(153)
UBS AG	CLP	1,713,749	USD	2,229	09/16/2021	(26,093)
UBS AG	JPY	332,141	USD	3,020	08/19/2021	(7,461)
UBS AG	EUR	7,255	USD	8,852	08/03/2021	244,780
UBS AG	CHF	2,725	USD	3,043	08/05/2021	35,141
UBS AG	USD	3,768	AUD	4,989	08/25/2021	(105,863)
UBS AG	USD	7,419	CHF	6,656	08/05/2021	(70,526)
UBS AG	USD	1,526	NZD	2,185	10/15/2021	(4,735)
UBS AG	USD	6,928	MXN	139,875	08/27/2021	75,932
UBS AG	USD	5,739	JPY	635,494	08/19/2021	54,171
UBS AG	USD	6,876	JPY	753,503	08/19/2021	(6,772)

						$1,585,765

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,870	03/18/2031	2.378%	CPI#	Maturity	$(60,939)	$—	$(60,939)
Goldman Sachs International	USD	133,680	04/26/2027	1.705%	CPI#	Maturity	6,055,667	—	6,055,667
Goldman Sachs International	USD	69,760	04/26/2027	2.175%	CPI#	Maturity	1,458,080	—	1,458,080
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	2,788,760	—	2,788,760
Goldman Sachs International	USD	58,060	03/16/2031	2.289%	CPI#	Maturity	201,743	—	201,743
JPMorgan Chase Bank, NA	USD	34,880	04/26/2027	2.183%	CPI#	Maturity	715,332	—	715,332

							$11,158,643	$—	$11,158,643

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
JPMorgan JMABRF34 Index(1)	0.60%	Quarterly	USD	37,309	09/15/2021	$203,194
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	3 Month LIBOR Plus 0.14%	Quarterly	USD	13,148	08/16/2021	(941,654)
FTSE EPRA/NAREIT Developed Real Estate Index	3 Month LIBOR Plus 0.26%	Quarterly	USD	39,346	09/15/2021	(318,464)
FTSE EPRA/NAREIT Developed Real Estate Index	3 Month LIBOR Plus 0.20%	Quarterly	USD	15,250	09/15/2021	(1,090,386)
FTSE EPRA/NAREIT Developed Real Estate Index	3 Month LIBOR Plus 0.225%	Quarterly	USD	41,067	04/15/2022	(272,968)

						$(2,420,278)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
USD/JPY 04/19/2022*	6.85%	Maturity	USD	1,445	$(235,038)	$—	$(235,038)
UBS AG
USD/JPY 09/30/2021*	7.85	Maturity	USD	1,342	(403,297)	—	(403,297)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 04/19/2022*	7.20	Maturity	USD	1,074	256,448	—	256,448

					$(381,887)	$—	$(381,887)

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $23,000,090 or 1.8% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $221,139,009 and gross unrealized depreciation of investments was $(47,929,715), resulting in net unrealized appreciation of $173,209,294.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CPI – Consumer Price Index

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LIBOR – London Interbank Offered Rate

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REIT – Real Estate Investment Trust

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the (long/(short)) futures basket holdings underlying the total return swap in JMABRF34 as of July 31, 2021.

Security Description	Current Notional	Percent of Basket’s Value
Coffee ‘C’ Futures 09/2021	$(8,549,899)	(22.9)%
Coffee ‘C’ Futures 03/2022	8,528,235	22.9%
Natural Gas Futures 01/2022	8,101,692	21.7%
LME Nickel Futures 09/2021	(8,042,801)	(21.6)%
LME Nickel Futures 01/2022	8,035,993	21.5%

Security Description	Current Notional	Percent of Basket’s Value
Natural Gas Futures 09/2021	$(8,025,774)	(21.5)%
Wheat Futures (CBT) 03/2022	7,890,507	21.1%
Copper Futures 09/2021	(7,880,920)	(21.1)%
Wheat Futures (CBT) 09/2021	(7,875,576)	(21.1)%
KC HRW Wheat Futures 03/2022	7,863,211	21.1%
KC HRW Wheat Futures 09/2021	(7,855,936)	(21.1)%
Copper Futures 03/2022	7,830,804	21.0%
Lean Hogs Futures 10/2021	(7,758,295)	(20.8)%
Cotton No. 2 Futures 03/2022	7,756,636	20.8%
Lean Hogs Futures 02/2022	7,755,016	20.8%
Cotton No. 2 Futures 12/2021	(7,750,117)	(20.8)%
Gasoline RBOB Futures 09/2021	(7,720,004)	(20.7)%
LME Primary Aluminum Futures 09/2021	(7,697,441)	(20.6)%
LME Zinc Futures 09/2021	(7,696,033)	(20.6)%
LME Primary Aluminum Futures 01/2022	7,682,782	20.6%
LME Zinc Futures 01/2022	7,663,794	20.5%
Soybean Oil Futures 12/2021	(7,635,266)	(20.5)%
Soybean Oil Futures 01/2022	7,612,496	20.4%
Gasoline RBOB Futures 01/2022	7,605,600	20.4%
Sugar #11 (World) Futures 03/2022	7,579,126	20.3%
NY Harbor ULSD Futures 09/2021	(7,577,646)	(20.3)%
NY Harbor ULSD Futures 01/2022	7,572,196	20.3%
Brent Crude Futures 11/2021	(7,481,520)	(20.1)%
WTI Crude Futures 01/2022	7,481,342	20.1%
Brent Crude Futures 03/2022	7,465,724	20.0%
Sugar #11 (World) Futures 10/2021	(7,435,079)	(19.9)%
WTI Crude Futures 09/2021	(7,409,457)	(19.9)%
Live Cattle Futures 02/2022	7,382,087	19.8%
Live Cattle Futures 10/2021	(7,307,360)	(19.6)%
Soybean Futures 01/2022	7,211,885	19.3%
Soybean Futures 11/2021	(7,200,708)	(19.3)%
Corn Futures 03/2022	6,903,285	18.5%
Soybean Meal Futures 01/2022	6,812,517	18.3%
Soybean Meal Futures 12/2021	(6,780,759)	(18.2)%
Corn Futures 09/2021	(6,769,914)	(18.1)%

COUNTRY BREAKDOWN1

July 31, 2021 (unaudited)

40.6%	United States
6.5%	United Kingdom
5.3%	Japan
2.9%	Germany
2.8%	China
2.6%	Canada
2.5%	Australia
2.0%	France
1.8%	Hong Kong
1.4%	Brazil
1.2%	Spain
1.1%	Italy
0.9%	Norway
8.7%	Other
19.7%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.9% or less in the following: Austria, Belgium, Chile, Denmark, Finland, Greece, India, Ireland, Israel, Luxembourg, Mexico, Netherlands, New Zealand, Philippines, Russia, Singapore, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates, United Republic of Tanzania and Zambia.

AB Bond Fund, Inc.

All Market Real Return Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Real Estate	$273,410,534	$156,105,616	$—	$429,516,150
Materials	44,127,145	75,597,526	—	119,724,671
Energy	36,017,847	76,520,937	—	112,538,784
Capital Goods	26,063,400	17,190,549	—	43,253,949
Utilities	15,388,865	13,887,399	—	29,276,264
Software & Services	24,196,836	791,359	—	24,988,195
Food Beverage & Tobacco	12,558,182	6,600,224	—	19,158,406
Pharmaceuticals & Biotechnology	13,860,178	4,129,291	—	17,989,469
Semiconductors & Semiconductor Equipment	10,406,689	5,308,343	48,482	15,763,514
Media & Entertainment	13,910,151	822,565	—	14,732,716
Retailing	8,896,185	3,776,479	—	12,672,664
Banks	7,523,272	4,684,652	—	12,207,924
Consumer Durables & Apparel	4,973,726	7,105,529	—	12,079,255
Technology Hardware & Equipment	11,085,602	571,351	—	11,656,953
Diversified Financials	7,012,948	3,972,310	—	10,985,258
Health Care Equipment & Services	10,369,998	344,341	—	10,714,339
Consumer Services	6,426,836	1,284,685	—	7,711,521
Transportation	—	6,638,514	—	6,638,514
Commercial & Professional Services	4,877,534	1,468,347	—	6,345,881
Insurance	4,467,018	1,676,235	—	6,143,253
Automobiles & Components	2,828,022	3,095,030	—	5,923,052
Telecommunication Services	—	3,224,101	—	3,224,101
Industrials	2,030,910	625,257	—	2,656,167
Food & Staples Retailing	1,471,468	—	—	1,471,468
Information Technology	1,021,458	—	—	1,021,458
Household & Personal Products	464,534	—	—	464,534
Investment Companies	38,332,104	—	—	38,332,104
Short-Term Investments	239,240,924	—	—	239,240,924
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,100,844	—	—	12,100,844

Total Investments in Securities	833,063,210	395,420,640 (a)	48,482	1,228,532,332
Other Financial Instruments(b):
Assets:
Futures	12,963,832	—	—	12,963,832
Forward Currency Exchange Contracts	—	6,010,205	—	6,010,205
Inflation (CPI) Swaps	—	11,219,582	—	11,219,582
Total Return Swaps	—	203,194	—	203,194
Variance Swaps	—	256,448	—	256,448
Liabilities:
Futures	(5,132,140)	—	—	(5,132,140)
Forward Currency Exchange Contracts	—	(4,424,440)	—	(4,424,440)
Inflation (CPI) Swaps	—	(60,939)	—	(60,939)
Total Return Swaps	—	(2,623,472)	—	(2,623,472)
Variance Swaps	—	(638,335)	—	(638,335)

Total	$840,894,902	$405,362,883	$48,482	$1,246,306,267

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$229,370	$621,155	$611,284	$239,241	$28
Government Money Market Portfolio*	6,911	287,763	282,573	12,101	0	**
Total	$236,281	$908,918	$893,857	$251,342	$28

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.